Fair Value Measurements of Assets Recognized in Consolidated Balance Sheets Measured at Fair Value on Recurring Basis (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
U.S. government agencies
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value of asset, recurring basis	$ 20,151	$ 24,070
State and political subdivisions
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value of asset, recurring basis	6,387	10,759
Equity securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value of asset, recurring basis	26	24
Fair Value, Inputs, Level 1 | Fair Value, Measurements, Recurring | U.S. government agencies
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value of asset, recurring basis	0	0
Fair Value, Inputs, Level 1 | Fair Value, Measurements, Recurring | State and political subdivisions
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value of asset, recurring basis	0	0
Fair Value, Inputs, Level 1 | Fair Value, Measurements, Recurring | Equity securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value of asset, recurring basis	26	24
Fair Value, Inputs, Level 2 | Fair Value, Measurements, Recurring | U.S. government agencies
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value of asset, recurring basis	20,151	24,070
Fair Value, Inputs, Level 2 | Fair Value, Measurements, Recurring | State and political subdivisions
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value of asset, recurring basis	6,387	10,759
Fair Value, Inputs, Level 2 | Fair Value, Measurements, Recurring | Equity securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value of asset, recurring basis	0	0
Fair Value, Inputs, Level 3 | Fair Value, Measurements, Recurring | U.S. government agencies
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value of asset, recurring basis	0	0
Fair Value, Inputs, Level 3 | Fair Value, Measurements, Recurring | State and political subdivisions
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value of asset, recurring basis	0	0
Fair Value, Inputs, Level 3 | Fair Value, Measurements, Recurring | Equity securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value of asset, recurring basis	$ 0	$ 0